Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Institutional and Other Minimum	Dec. 31, 2011 Institutional and Other Minimum	Dec. 31, 2012 Institutional and Other Maximum	Dec. 31, 2011 Institutional and Other Maximum	Dec. 31, 2012 Fair Value Level 1	Dec. 31, 2011 Fair Value Level 1	Dec. 31, 2012 Fair Value Level 1 Retail		Dec. 31, 2011 Fair Value Level 1 Retail		Dec. 31, 2012 Fair Value Level 2 Institutional and Other		Dec. 31, 2011 Fair Value Level 2 Institutional and Other		Dec. 31, 2011 Fair Value Certificates Of Deposit Level 1		Dec. 31, 2012 Fair Value Government Backed Securities Level 1		Dec. 31, 2011 Fair Value Government Backed Securities Level 1		Dec. 31, 2012 Book Value	Dec. 31, 2011 Book Value	Dec. 31, 2012 Book Value Retail		Dec. 31, 2011 Book Value Retail		Dec. 31, 2012 Book Value Institutional and Other		Dec. 31, 2011 Book Value Institutional and Other		Dec. 31, 2011 Book Value Certificates Of Deposit		Dec. 31, 2012 Book Value Government Backed Securities		Dec. 31, 2011 Book Value Government Backed Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 740,481	$ 563,275	$ 341,683	$ 674,469							$ 740,481	$ 563,275															$ 740,481	$ 563,275
Short-term investments	115,700	246,273																			27,444	[1],[2]	115,700	[1],[2],[3]	218,829	[1],[2],[3]											27,444	[1],[2]	115,700	[1],[2],[3]	218,829	[1],[2],[3]
Long-term investments	50,305	45,138																					50,339	[1],[3],[4]	45,310	[1],[3],[4]													50,305	[1],[3],[4]	45,138	[1],[3],[4]
Long-term debt													$ 1,238,204	[5]	$ 1,043,549	[5]	$ 589,435	[5]	$ 543,309	[5]									$ 1,178,250	[5]	$ 983,250	[5]	$ 538,657	[5]	$ 542,398	[5]
Long term investment maturities					Mar. 15, 2014	Dec. 15, 2014
Fair value assumption, interest rate							0.00%	0.00%	6.09%	6.85%

[1]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[2]	Maturities are less than twelve months from the respective balance sheet dates.
[3]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[4]	Maturities range between 14 and 23 months from the balance sheet date.
[5]	Excludes capital lease obligations and current portion of Long-term debt.